5. Loans and Allowance for Loan Losses (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	$ 404,404	$ 391,045
Allowance for loan losses	6,825	7,449
Net deferred fees	618	547
Total allowances and net deferred fees	7,443	7,996
Loans, net	396,961	383,049
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	6,530	6,782
60 to 89 Days Past Due	4,603	3,567
Greater Than 90 Days	7,476	10,366
Total Past Due	18,609	20,715
Current	385,795	370,330
Total Financing Receivables	404,404	391,045
Recorded Investment > 90 Days and Accruing	2	6
Non-accrual loans	10,984	10,544
Real Estate Secured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	348,677	333,091
Loans, net		333,091
Analysis of past due loans [Abstract]
Total Financing Receivables	348,677	333,091
Real Estate Secured [Member] | One to Four Family Residential [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	175,860	167,777
Loans, net		167,777
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	3,219	4,894
60 to 89 Days Past Due	1,805	956
Greater Than 90 Days	2,699	4,029
Total Past Due	7,723	9,879
Current	168,137	157,898
Total Financing Receivables	175,860	167,777
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	2,890	4,213
Real Estate Secured [Member] | Multi Family and Commercial [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	20,592	17,348
Loans, net		17,348
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	97	0
Greater Than 90 Days	0	0
Total Past Due	97	0
Current	20,495	17,348
Total Financing Receivables	20,592	17,348
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	0
Real Estate Secured [Member] | Construction and Land Development [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	18,509	19,161
Loans, net		19,161
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	303	209
60 to 89 Days Past Due	117	78
Greater Than 90 Days	1,615	1,953
Total Past Due	2,035	2,240
Current	16,474	16,921
Total Financing Receivables	18,509	19,161
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	1,694	1,953
Real Estate Secured [Member] | Commercial, Owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	71,459	64,504
Loans, net		64,504
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	665	221
60 to 89 Days Past Due	26	21
Greater Than 90 Days	1,610	2,888
Total Past Due	2,301	3,130
Current	69,158	61,374
Total Financing Receivables	71,459	64,504
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	3,005	2,888
Real Estate Secured [Member] | Commercial, Non owner Occupied [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	37,117	35,536
Loans, net		35,536
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	234	239
60 to 89 Days Past Due	2,257	2,115
Greater Than 90 Days	637	290
Total Past Due	3,128	2,644
Current	33,989	32,892
Total Financing Receivables	37,117	35,536
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	2,429	290
Real Estate Secured [Member] | Second Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	7,934	9,298
Loans, net		9,298
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	341	374
60 to 89 Days Past Due	3	9
Greater Than 90 Days	56	495
Total Past Due	400	878
Current	7,534	8,420
Total Financing Receivables	7,934	9,298
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	92	495
Real Estate Secured [Member] | Home Equity Line of Credit [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	7,884	8,287
Loans, net		8,287
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	0	0
60 to 89 Days Past Due	0	0
Greater Than 90 Days	318	0
Total Past Due	318	0
Current	7,566	8,287
Total Financing Receivables	7,884	8,287
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	318	0
Real Estate Secured [Member] | Farmland [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	9,322	11,180
Loans, net		11,180
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	38	133
60 to 89 Days Past Due	0	28
Greater Than 90 Days	129	129
Total Past Due	167	290
Current	9,155	10,890
Total Financing Receivables	9,322	11,180
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	146	129
Secured (other) and unsecured [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	55,423	57,657
Loans, net		57,657
Analysis of past due loans [Abstract]
Total Financing Receivables	55,423	57,657
Secured (other) and unsecured [Member] | Personal Loans [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	20,472	22,358
Loans, net		22,358
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	357	307
60 to 89 Days Past Due	177	155
Greater Than 90 Days	146	56
Total Past Due	680	518
Current	20,096	22,137
Total Financing Receivables	20,472	22,358
Recorded Investment > 90 Days and Accruing	2	6
Non-accrual loans	144	50
Secured (other) and unsecured [Member] | Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	31,575	31,927
Loans, net		31,927
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	1,344	402
60 to 89 Days Past Due	121	205
Greater Than 90 Days	266	526
Total Past Due	1,731	1,133
Current	29,844	30,794
Total Financing Receivables	31,575	31,927
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	266	526
Secured (other) and unsecured [Member] | Agricultural [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	3,376	3,372
Loans, net		3,372
Analysis of past due loans [Abstract]
30 to 59 Days Past Due	29	3
60 to 89 Days Past Due	0	0
Greater Than 90 Days	0	0
Total Past Due	29	3
Current	3,347	3,369
Total Financing Receivables	3,376	3,372
Recorded Investment > 90 Days and Accruing	0	0
Non-accrual loans	0	0
Secured (other) and unsecured [Member] | Overdrafts [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans, gross	304	297
Loans, net		297
Analysis of past due loans [Abstract]
Total Financing Receivables	$ 304	$ 297